Consolidated statements of cash flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net profit for the year	S/ 1,307,461	S/ 1,079,276	S/ 1,678,114
Adjustments to reconcile net profit to net cash flows
Impairment loss on loans, net of recoveries	1,720,179	1,981,818	830,551
Loss due to impairment of financial investments	47,521	7,500	12,752
Depreciation and amortization	413,057	379,038	336,226
Provision for sundry risks	29,290	4,138	12,661
Deferred income tax	100,053	102,244	(442)
Net (gain) loss on sale of financial investments	(26,544)	(6,431)	14,285
Net (gain) loss on financial assets at fair value through profit or loss	(81,990)	(15,181)	308,256
Net gain on valuation of investment property	(60,260)	(7,111)	(19,146)
Net loss on sale of investment properties	3,176
Gain on sale of fixed assets	(12,879)	(15,300)	(11,780)
Fair value adjustment on the participation held by Interbank in Izipay, Note 1(b)			(222,513)
Exchange difference	24,144	(8,427)	25,478
Decrease (increase) in accrued interest receivable	58,688	(167,468)	(168,454)
(Decrease) increase in accrued interest payable	(120,753)	194,285	121,324
Net changes in assets and liabilities
Net increase in loan portfolio	(4,523,015)	(2,883,998)	(3,204,130)
Net (increase) decrease in other accounts receivable and other assets	(245,377)	(295,748)	331,287
Net decrease (increase) in restricted funds	100,925	(246,775)	225,659
Increase (decrease) in deposits and obligations	4,687,587	503,544	(467,213)
(Decrease) increase in due to banks and correspondents	(1,445,205)	1,837,830	(1,460,227)
Increase in other accounts payable, provisions and other liabilities	1,422,823	558,971	498,321
(Increase) decrease of investments at fair value through profit or loss	(125,386)	323,112	481,087
Income tax paid	(363,463)	(450,125)	(334,173)
Net cash provided by (used in) operating activities	2,910,032	2,875,192	(1,012,077)
Cash flows from investing activities
Sale (purchase) of investments at fair value through other comprehensive income and at amortized cost	320,182	(3,120,456)	(857,589)
Purchase of property, furniture and equipment	(104,719)	(147,645)	(135,036)
Purchase of intangible assets	(245,334)	(280,388)	(227,270)
Purchase of investment property	(61,812)	(16,903)	(34,760)
Sale of investment property	39,176
Sale of property, furniture and equipment	45,462	32,667	54,313
Purchase of subsidiaries, net of cash received			(193,215)
Net cash used in investing activities	(7,045)	(3,532,725)	(1,393,557)
Cash flows from financing activities
Dividends paid	(427,369)	(511,788)	(751,532)
Issuance of securities, bonds and obligations in circulation	1,706,371
Payments of bonds, notes and other obligations	(1,266,504)	(2,189,040)	(137,900)
Net decrease (increase) in receivable inter-bank funds	304,855	(228,796)	(266,117)
Net (decrease) increase in payable inter-bank funds	(121,438)	91,245	30,482
Purchase of treasury stock, net	(122,688)	(80,946)
Dividend payments to non-controlling interest	(2,911)	(4,776)	(4,174)
Lease payments	(82,644)	(89,334)	(146,982)
Net cash used in financing activities	(12,328)	(3,013,435)	(1,276,223)
Net increase (decrease) in cash and cash equivalents	2,890,659	(3,670,968)	(3,681,857)
Translation gain (loss) on cash and cash equivalents	12,496	37,403	(26,678)
Cash and cash equivalents at the beginning of the year	9,074,211	12,707,776	16,416,311
Cash and cash equivalents at the end of the year, Note 3.4(ag)	11,977,366	9,074,211	12,707,776
Cash paid by -
Interest	2,426,411	2,253,881	1,395,673
Dividends	430,280	516,564	755,706
Income tax	363,463	450,125	334,173
Cash received from -
Interest	7,025,584	6,905,711	5,620,231
Dividends received	50,862	52,215	88,236
Non-cash transactions -
Recognition of right-of-use assets	S/ 105,860	S/ 35,901	33,178
Effect on the participation in Izipay prior to its acquisition, Note 1(b)			S/ (222,513)